Events after the reporting period (Details)				12 Months Ended
	Feb. 09, 2021 USD ($)	Feb. 01, 2021 £ / shares shares	Jan. 22, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Mar. 31, 2021 GBP (£)	Feb. 09, 2021 GBP (£) shares	Feb. 09, 2021 $ / shares
Events after reporting period [Abstract]
Ordinary shares cancelled creating distributable reserve (in shares)				83,115	59,163	101
Ordinary Shares [Member]
Events after reporting period [Abstract]
Ordinary shares cancelled creating distributable reserve (in shares)				163,870	45,581	10,950
Growth Shares [Member]
Events after reporting period [Abstract]
Ordinary shares cancelled creating distributable reserve (in shares)				34,260	0	0
Forecast [Member]
Events after reporting period [Abstract]
Ordinary shares cancelled creating distributable reserve (in shares)			6,414,412
Forecast [Member] | GlaxoSmithKline [Member]
Events after reporting period [Abstract]
Target amount for release of deferred income | £							£ 3,208,000
Forecast [Member] | Growth Shares [Member]
Events after reporting period [Abstract]
Shares converted (in shares)		1,926,000
Forecast [Member] | Non-voting Ordinary Shares [Member]
Events after reporting period [Abstract]
Share conversion (in shares)		1
Shares converted (in shares)		831,627
Forecast [Member] | Deferred Shares [Member]
Events after reporting period [Abstract]
Share conversion (in shares)		3
Shares converted (in shares)		4,349,000
Forecast [Member] | Immunocore Holdings Limited [Member]
Events after reporting period [Abstract]
Share conversion (in shares)			0.01					0.01
Share price (in pounds per share) | £ / shares		£ 0.002
Funding costs including underwriter fee | $	$ 25,196,000
Forecast [Member] | Immunocore Holdings Limited [Member] | Ordinary Shares [Member]
Events after reporting period [Abstract]
Share conversion (in shares)		1
Shares issued in initial public offering (in shares)		20						11,426,280
Par value per share (in pounds per share) | £ / shares		£ 0.0001
Nominal value of ordinary shares | £								£ 23,000
Forecast [Member] | Immunocore Holdings Limited [Member] | IPO [Member]
Events after reporting period [Abstract]
Proceeds from shares issued | $	297,083,000
Forecast [Member] | Immunocore Holdings Limited [Member] | ADS [Member]
Events after reporting period [Abstract]
Share price (in pounds per share) | $ / shares									$ 26.00
Proceeds from shares issued | $	$ 15,000,000
Additional ADS issued (in shares)								576,923
Forecast [Member] | Immunocore Holdings Limited [Member] | Non-voting Ordinary Shares [Member]
Events after reporting period [Abstract]
Shares issued in initial public offering (in shares)		20
Par value per share (in pounds per share) | £ / shares		£ 0.0001